Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants Disclosure [Abstract]
Stock Warrants

Note 12 — Stock Warrants

The following tables present all warrant activity of the Company for the nine months ended September 30, 2023 and 2022:

	Number of Warrants	Weighted- Average Exercise Price
Warrants outstanding at December 31, 2022	1,530,001	$38.07
Exercised	(35,000)	—
Warrants outstanding at September 30, 2023	1,495,001	$38.07
	Number of Warrants	Weighted- Average Exercise Price
Warrants outstanding at December 31, 2021	1,358	$4.00
Granted	128,476	427.00
Exercised	(8,295)	0.20
Warrants outstanding at September 30, 2022	121,539	$451.40

The Company received proceeds from the exercise of cashless warrants of $0 for the three and nine months ended September 30, 2023, and $1 thousand and $2 thousand for the three and nine months ended September 30, 2022, respectively.

Note 14 — Stock Warrants

The following table presents all warrant activity of the Company for the years ended December 31, 2022 and 2021:

	Number of Warrants	Weighted- Average Exercise Price
Warrants outstanding at December 31, 2020	4,141	$4.00
Granted	1,891	4.00
Exercised	(4,672)	4.00
Warrants outstanding at December 31, 2021	1,360	4.00
Granted	1,541,937	38.57
Exercised	(10,296)	47.97
Canceled	(3,000)	246.00
Warrants outstanding at December 31, 2022	1,530,001	$38.07

The Company received proceeds from the exercise of warrants of $2 thousand and $8 thousand for the years ended December 31, 2022 and 2021, respectively.